November 28, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Rule 24f-2 Notice for AARP Income Trust (Securities Act Registration Statement File No. 2-91577) for Fiscal Year Ended September 30, 1995

Dear Sir/Madam:

In accordance with the provisions of Rule 24f-2, AARP Income Trust (the "Trust") hereby files its Rule 24f-2 Notice for the fiscal year ended September 30, 1995.

a) No shares of beneficial interest of the Trust had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the fiscal year.

b) 57,025,800 shares of beneficial interest of the Trust were registered during the year other than pursuant to Rule 24f-2.

c) 23,697,626 shares of beneficial interest of the Trust were sold during the fiscal year. (See Schedule A.)

d) 23,697,626 shares of beneficial interest of the Trust were sold during the fiscal year in reliance upon the Trust's declaration in its registration statement which became effective November 30, 1984, of the registration of an indefinite amount of securities under Rule 24f-2. Attached to the Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable.

In accordance with subsection (c) of Rule 24f-2, no fee is required since the actual aggregate sale price for which such securities were sold during the fiscal year was reduced by the difference between:

         (1) The actual aggregate redemption price of the shares redeemed by the Trust during the fiscal year, and

         (2) The actual aggregate redemption price of such redeemed shares previously applied by the Trust pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

      Aggregate Sale Price For All Shares Sold During Fiscal Year Pursuant to                                         $351,708,436
      Rule 24f-2

      Reduced by the Difference Between

      1)       Aggregate Redemption Price of Shares Redeemed during the Fiscal            $1,140,130,504
               Year

               and,

      2)       Aggregate Redemption Price of Redeemed Shares Previously Applied                -0-                  $1,140,130,504
               by Fund Pursuant to Rule 24e-2(a) in Filings made pursuant to                  ------                --------------
               Section 24(e)(1) of Investment Company Act of 1940

                                                                                                                    $(788,422,068)
                                                                                                                    ==============


Any questions regarding the matter should be addressed to me at Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103.

Very truly yours,

/s/Thomas F. McDonough
Thomas F. McDonough
Assistant Secretary



SCHEDULE A

                                                Shares Sold                                           Shares Redeemed
                                                -----------                                           ---------------
Fund*                                Shares                     Amount                     Shares                       Amount
-----                                ------                     ------                     ------                       ------
AARP GNMA and U.S.                   21,222,249               $313,574,493                 68,548,490                $1,012,262,747
Treasury Fund
AARP High Quality Bond                2,475,377                $38,133,943                  8,378,816                  $127,867,757
Fund
TOTAL                                23,697,626               $351,708,436                 76,927,306                $1,140,130,504

*        The above named Funds are series of the Trust.

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